Share-Based Compensation (Summary Of The Company's RSU Activity) (Details) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units (RSUs) [Member]
Summary of the Company's SAR activity
Number of shares, Outstanding, Beginning Balance	284,014	330,896	160,262
Number of shares, granted	0	116,836	250,766
Weighted average grant date fair value , RSUs granted		$ 12.28	$ 13.30
Number of shares, RSUs vested	(122,534)	(163,718)	(80,132)
Weighted average grant date fair value , RSUs vested	$ 12.98	$ 12.87	$ 12.42
Number of shares, Outstanding, Ending Balance	161,480	284,014	330,896
Weighted average grant date fair value, Ending Balance	$ 12.81	$ 12.88	$ 13.09	$ 12.42